SUPPLEMENT TO THE PROSPECTUSES,

SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO EQUITY GATEWAY FUNDS

Wells Fargo Small Company Growth Fund (the “Fund”)

Effective on April 11, 2018, James P. Ross, CFA of Peregrine Capital Management, LLC will be on a leave of absence from his role as a Portfolio Manager for the Fund. William A. Grierson, CFA, Daniel J. Hagen, CFA, and Paul E. von Kuster, CFA remain as Portfolio Managers for the Fund.

April 11, 2018                                                                                                                       EGIT048/P904SP2